Redeemable Preferred Shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FREYR AS
Redeemable Preferred Shares

7. Redeemable Preferred Shares

On November 11, 2020, 7,500,000 redeemable preferred shares were issued, each with a nominal value of NOK 0.01 per share for an aggregate subscription amount of NOK 71,529 thousand ($7,500 thousand) to two affiliates of Alussa in exchange for a cash contribution of $7,500 thousand (the “Preferred Share Preference Amount”). Each preferred share is entitled to a distribution equal to $1, before and in preference to any distribution on the Company’s ordinary shares. Subsequently, each preferred share is entitled to the same distribution per share as the Company’s ordinary shares. The holders of preferred shares are entitled to the same right as ordinary shareholders including one vote per share at the Company’s general meetings. Each preferred share contained automatic settlement features on the earlier of June 30, 2021 or a qualified transaction event.

The Company also issued 92,500,000 warrants that were subscribed together with the preferred shares discussed above. Each exercisable warrant shall give the right to subscribe for one new ordinary share of the Company with a subscription price of NOK 0.01 per share (the “Warrant Contribution Amount”). No ordinary shares may be issued pursuant to the warrants unless and until the preferred shares issued are converted into ordinary shares. As such, the warrants are not separately exercisable from the preferred shares and are considered an embedded feature.

On February 16, 2021, an additional 7,500,000 redeemable preferred shares were issued, each with a nominal value of NOK 0.01 per share for an aggregate subscription amount of NOK 64,081 thousand ($7,500 thousand) to three affiliates of Alussa in exchange for a Preferred Share Preference Amount of $7,500 thousand. Each preferred share is entitled to the same distribution and rights as the initial 7,500,000 redeemable preferred shares issued. Each preferred share contains automatic settlement features on the earlier of September 30, 2021 or a qualified transaction event. The shareholders also approved to change the date of the automatic settlement features for the initial 7,500,000 redeemable preferred shares from June 30, 2021 to September 30, 2021.

If a qualified transaction event occurs no later than September 30, 2021, the preferred shares will be exchanged for an amount of ordinary shares and exercisable warrants based on the sum total of (a) the Preferred Share Preference Amount and (b) the Warrant Contribution Amount divided by the lowest price paid per share in the qualified transaction event. The Business Combination and PIPE Investment are expected to meet the definition of a qualified transaction event. See Note 1 — Business and Basis of Presentation for further information on the Business Combination and PIPE Investment.

If the Company determines that a qualified transaction event will not occur before September 30, 2021, the Company may also redeem, at its option, all of the preferred shares for a payment in cash equal to 105% of the Preferred Share Preference Amount. Upon the redemption of the preferred shares, the warrants will be cancelled for no consideration. On September 30, 2021, if the qualified transaction event has not yet occurred and the Company has not redeemed the preferred shares, the preferred shares will be exchanged for an amount of ordinary shares and exercisable warrants based on the sum total of (a) the Preferred Share Preference Amount and (b) the Warrant Contribution Amount divided by a conversion price equal to 80% of the volume weighted average price per ordinary share during the 40 business days immediately preceding September 30, 2021.

The Company determined that the preferred shares and warrants should be considered a single financial instrument and recognized as a liability within the condensed consolidated balance sheets. The liability is measured at fair value and will be subsequently remeasured at each reporting date with changes being recorded as a redeemable preferred shares fair value adjustment within the condensed consolidated statements of operations and comprehensive loss. The fair value of the preferred shares and warrants was $15,069 thousand and $7,574 thousand as of March 31, 2021 and December 31, 2020, respectively. See Note 6 — Fair Value Measurement for further information on the preferred shares and warrants.

9. Redeemable Preferred Shares

On November 11, 2020, 7,500,000 redeemable preferred shares were issued, each with a nominal value of NOK 0.01 per share for an aggregate subscription amount of NOK 71,529 thousand ($7,500 thousand) to two affiliates of Alussa in exchange for a cash contribution of $7,500 thousand (the “Preferred Share Preference Amount”). Each preferred share is entitled to a distribution equal to $1, before and in preference to any distribution on the Company’s ordinary shares. Subsequently, each preferred share is entitled to the same distribution per share as the Company’s ordinary shares. The holders of preferred shares are entitled to the same right as ordinary shareholders including one vote per share at the Company’s general meetings. Each preferred share initially contained automatic settlement features on the earlier of June 30, 2021 or a qualified transaction event. On February 16, 2021, the shareholders approved to change the date of the automatic settlement features from June 30, 2021 to September 30, 2021.

The Company also issued 92,500,000 warrants that were subscribed together with the preferred shares discussed above. Each exercisable warrant shall give the right to subscribe for one new ordinary share of the Company with a subscription price of NOK 0.01 per share (the “Warrant Contribution Amount”). No ordinary shares may be issued pursuant to the warrants unless and until the preferred shares issued are converted into ordinary shares. As such, the warrants are not separately exercisable from the preferred shares and are considered an embedded feature.

If a qualified transaction event occurs no later than September 30, 2021, the preferred shares will be exchanged for an amount of ordinary shares and exercisable warrants based on the sum total of (a) the Preferred Share Preference Amount and (b) the Warrant Contribution Amount divided by the lowest price paid per share in the qualified transaction event. The

Business Combination and PIPE Investment are expected to meet the definition of a qualified transaction event. See Note 16 — Subsequent Events for further information on the Business Combination and PIPE Investment.

If the Company determines that a qualified transaction event will not occur before September 30, 2021, the Company may also redeem, at its option, all of the preferred shares for a payment in cash equal to 105% of the Preferred Share Preference Amount. Upon the redemption of the preferred shares, the warrants will be cancelled for no consideration. On September 30, 2021, if the qualified transaction event has not yet occurred and the Company has not redeemed the preferred shares, the preferred shares will be exchanged for an amount of ordinary shares and exercisable warrants based on the sum total of (a) the Preferred Share Preference Amount and (b) the Warrant Contribution Amount divided by a conversion price equal to 80% of the volume weighted average price per ordinary share during the 40 business days immediately preceding September 30, 2021.

The Company determined that the preferred shares and warrants should be considered a single financial instrument and recognized as a liability within the consolidated balance sheets. The liability is measured at fair value and will be subsequently remeasured at each reporting date with changes being recorded as a redeemable preferred shares fair value adjustment within the consolidated statements of operations and comprehensive loss. As of December 31, 2020, the fair value of the preferred shares and warrants is $7,574 thousand. See Note 8 — Fair Value Measurement for further information on the preferred shares and warrants.